Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents		$ 100,811	$ 2,857
Restricted cash		125	97
Short term bank deposits			100
Trade receivable		187	137
Prepaid expenses and other receivables		3,058	830
Total current assets		104,181	4,021
NON-CURRENT ASSETS:
Property and equipment, net		1,165	384
Total non-current assets		1,165	384
Total assets		105,346	4,405
CURRENT LIABILITIES:
Current maturities of long-term loan			1,879
Short-term loan		4,916
Trade payables		2,005	1,209
Employees and payroll accruals		3,095	1,538
Deferred revenue		726	281
Accrued expenses and other payables		4,725	364
Total current liabilities		15,467	5,271
LONG-TERM LIABILITIES:
Long-term loan			676
Convertible loan			1,641
Warrant liabilities		10,056
Warrants to purchase Series B-1 preferred shares			375
Warrants to purchase Series B-2 preferred shares			1,159
Total long-term liabilities		10,056	3,851
REDEEMABLE CONVERTIBLE PREFERRED SHARES*:
Seed redeemable convertible preferred shares, NIS 0.000216 par value per share, none authorized or issued at December 31, 2021; 6,938,675 shares authorized as of December 31, 2020; 5,540,254 shares issued and outstanding as of December 31, 2020;			650
Series A redeemable convertible preferred shares, NIS 0.000216 par value per share, none authorized or issued at December 31, 2021; 9,251,566 shares authorized as of December 31, 2020; 7,780,937 shares issued and outstanding as of December 31, 2020;			9,394
Series A-1 redeemable convertible preferred shares, NIS 0.000216 par value per share, none authorized or issued at December 31, 2021; 6,938,675 shares authorized as of December 31, 2020; 5,460,043 shares issued and outstanding as of December 31, 2020;			2,500
Series B redeemable convertible preferred shares, NIS 0.000216 par value per share, none authorized or issued at December 31, 2021; 12,258,325 shares authorized as of December 31, 2020; 10,863,143 shares issued and outstanding as of December 31, 2020;			32,159
Series B-1 redeemable convertible preferred shares, NIS 0.000216 par value per share, none authorized or issued at December 31, 2021; 4,625,783 shares authorized as of December 31, 2020; 4,144,887 shares issued and outstanding as of December 31, 2020;			10,447
Series B-2 redeemable convertible preferred shares, NIS 0.000216 par value per share, none authorized or issued at December 31, 2021; 1,619,024 shares authorized as of December 31, 2020; 71,977 shares issued and outstanding as of December 31, 2020.			290
Total redeemable convertible preferred shares			55,440
SHAREHOLDERS’ EQUITY (DEFICIENCY):
Ordinary Shares, NIS 0.000216 par value; 130,000,000 and 53,196,505 authorized shares; 63,016,856 and 9,272,428 outstanding shares at December 31, 2021 and 2020, respectively*;	[1],[2]
Additional paid-in capital		199,469	1,397
Accumulated deficit		(119,646)	(61,554)
Total shareholders’ equity (deficiency)	[3]	79,823	(60,157)
Total liabilities, redeemable convertible preferred shares and shareholders’ equity (deficiency)		$ 105,346	$ 4,405

[1]	Prior period results have been retroactively adjusted to reflect the 1:46.25783 stock split and the changes in par value from NIS 0.01 to NIS 0.000216 effected on October 7, 2021. See also Note 12, Share Capital, for details.
[2]	Represents less than $1.
[3]	Prior period share information has been retroactively adjusted to reflect the 1:46.25783 stock split and the changes in par value from NIS 0.01 NIS to 0.000216 effected on October 7, 2021. See also Note 12, Share Capital, for details.